Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Capital
CET1 capital	$ 88,106	$ 86,611
Tier 1 capital	96,140	93,904
Total capital	106,865	104,952
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	474,677	475,842
Market risk	30,980	40,498
Operational risk	84,600	79,883
Total RWA	$ 590,257	$ 596,223
Capital ratios and Leverage ratio
CET1 ratio	14.90%	14.50%
Tier 1 capital ratio	16.30%	15.70%
Total capital ratio	18.10%	17.60%
Leverage ratio	4.40%	4.30%
Leverage ratio exposure (billions)	$ 2,173,000	$ 2,180,000
TLAC available and ratios
TLAC available	$ 185,556	$ 184,916
TLAC ratio	31.40%	31.00%
TLAC leverage ratio	8.50%	8.50%